PARTNERSHIP CAPITAL - Additional Information (Details)			1 Months Ended		6 Months Ended	12 Months Ended
	Sep. 28, 2023 USD ($) shares	Jun. 10, 2022	Nov. 30, 2024 shares	Sep. 30, 2023 USD ($) shares	Jun. 30, 2024 $ / shares	Dec. 31, 2024 USD ($) transaction day $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jan. 30, 2025 $ / shares	Dec. 31, 2021 shares	Apr. 21, 2021	Mar. 31, 2020 shares
Schedule of Partnership Units [Line Items]
Partnership capital, stock split, conversion ratio		1.5
Volume weighted average of trading price, number of trading days | day						5
Basic earnings (loss) per share (in dollars per unit) | $ / shares						$ 0.04	$ 0.14	$ 0.14
Diluted earnings (loss) per share (in dollars per unit) | $ / shares						$ 0.04	$ 0.14	$ 0.14
Exchangeable shares issued as a result of special distribution	21,000,000											69,500,000
Exchange ratio											1
Issuance of BIPC exchangeable shares | $	$ 751,000,000
Potential ordinary share transactions
Schedule of Partnership Units [Line Items]
Quarterly distribution (usd per share) | $ / shares									$ 0.430
Quarterly distribution rate (as a percent)									6.00%
Brookfield Infrastructure Partners
Schedule of Partnership Units [Line Items]
Classes of partnership units | transaction						3
Holding LP
Schedule of Partnership Units [Line Items]
Classes of partnership units | transaction						4
Partners' capital
Schedule of Partnership Units [Line Items]
Repurchased (in shares) (2023: less than)							25,000,000	0
Share repurchase related cost (2023: less than) | $						$ 0	$ 1	$ 0
Preferred Unitholders Capital
Schedule of Partnership Units [Line Items]
Number of shares outstanding (in shares)						43,901,312	43,901,312	43,901,312		55,881,062
Repurchased and cancelled | $						$ 0	$ 0	$ 220,000,000
Preferred Unitholders Capital | Series 5 Preferred Units
Schedule of Partnership Units [Line Items]
Repurchased and cancelled | $							243,000,000
Losses on redemption | $							23,000,000
Special General Partner
Schedule of Partnership Units [Line Items]
Partnership distributions | $						$ 295,000,000	$ 266,000,000	$ 240,000,000
Special General Partner | Partners' capital
Schedule of Partnership Units [Line Items]
Number of shares outstanding (in shares)						2,400,631	2,400,631	2,400,631		2,400,631
Weighted average number of shares outstanding (in shares)						2,400,000	2,400,000	2,400,000
Limited Partners 1 | Partners' capital
Schedule of Partnership Units [Line Items]
Number of shares outstanding (in shares)						461,855,350	461,343,972	458,380,315		457,901,280
Repurchased (in shares) (2023: less than)						0	908,674	0
Dividend reinvestment plan, unit issued (in shares)						300,000	400,000	300,000
Dividend reinvestment plan, proceeds | $						$ 11,000,000		$ 13,000,000
Weighted average number of shares outstanding (in shares)						461,600,000	459,400,000	458,100,000
Units converted to exchangeable shares, value | $						$ 0	$ 100,000,000	$ 0
BIPC Exchange LP | Partners' capital
Schedule of Partnership Units [Line Items]
Units converted to Class A shares of BIPC (in shares)				3,000,000
Units converted to exchangeable shares, value | $				$ 100,000,000
Non-controlling Interest - Redeemable Partnership Units | Partners' capital
Schedule of Partnership Units [Line Items]
Number of shares issued (in shares)				3,287,267
Number of shares outstanding (in shares)						190,299,956	190,299,956	193,587,223		193,587,223
Weighted average number of shares outstanding (in shares)						190,300,000	192,700,000	193,600,000
Units converted to exchangeable shares, value | $						$ 0	$ 100,000,000	$ 0
Non-controlling Interest - Redeemable Partnership Units | Partners' capital | Brookfield Infrastructure Partners
Schedule of Partnership Units [Line Items]
Number of shares issued (in shares)				3,287,267
Non-controlling Interest - Redeemable Partnership Units | Partners' capital | Holding LP
Schedule of Partnership Units [Line Items]
Number of shares issued (in shares)						190,300,000
Non-controlling Interest - Exchange BIPC LP Units, equity | Partners' capital
Schedule of Partnership Units [Line Items]
Shares converted (shares)						200,000	200,000
Non-controlling Interest - Exchange BIPC LP Units, equity | Preferred Unitholders Capital
Schedule of Partnership Units [Line Items]
Shares converted (shares)						2,000,000	3,000,000
Non-controlling Interest - Exchange LP Units, equity | Partners' capital
Schedule of Partnership Units [Line Items]
Partnership distributions (in shares)												0.11
Number of shares outstanding (in shares)						5,738,152	6,086,026	6,464,819		7,015,032
Shares converted (shares)						200,000	200,000	400,000
Exchange LP conversion (in shares)						100,000	200,000	200,000
Exchange LP unit conversion, value | $						$ 2,000,000	$ 4,000,000	$ 2,000,000
Non-controlling Interest - Class A Preferred Units
Schedule of Partnership Units [Line Items]
Number of shares issued (in shares)			23,088,572
Repurchase, authorized percentage			5.00%
Number of shares outstanding (in shares)			23,088,572
Maximum percentage for public float			10.00%
Non-controlling interest— BIPC exchangeable shares and class A.2 exchangeable shares | Partners' capital
Schedule of Partnership Units [Line Items]
Number of shares outstanding (in shares)						132,051,909	131,872,066	110,567,671		110,157,540
Non-controlling interest— BIPC exchangeable shares and class A.2 exchangeable shares | Partners' capital | BIPC Exchangeable Share
Schedule of Partnership Units [Line Items]
Number of shares outstanding (in shares)						119,039,120	131,872,066
Non-controlling interest— BIPC exchangeable shares and class A.2 exchangeable shares | Partners' capital | Class A.2 Exchangeable Shares
Schedule of Partnership Units [Line Items]
Number of shares outstanding (in shares)						13,012,789	0
Incentive Distribution, $0.1827 Threshold | Special General Partner | Holding LP | Holding LP’s units (other than Holding LP Class A Preferred Units)
Schedule of Partnership Units [Line Items]
Distributions threshold, per quarter, per share (in dollars per share) | $ / shares					$ 0.1218
Distribution rights entitle as percent, threshold						15.00%
Incentive Distribution, $0.198 Threshold | Special General Partner | Holding LP | Holding LP’s units (other than Holding LP Class A Preferred Units)
Schedule of Partnership Units [Line Items]
Distributions threshold, per quarter, per share (in dollars per share) | $ / shares					$ 0.1320
Distribution rights entitle as percent, threshold						25.00%
Incentive Distribution, $0.203 Threshold | Special General Partner | Holding LP | Holding LP’s units (other than Holding LP Class A Preferred Units)
Schedule of Partnership Units [Line Items]
Distributions threshold, per quarter, per share (in dollars per share) | $ / shares							$ 0.1827
Incentive Distribution, $0.22 Threshold | Special General Partner | Holding LP | Holding LP’s units (other than Holding LP Class A Preferred Units)
Schedule of Partnership Units [Line Items]
Distributions threshold, per quarter, per share (in dollars per share) | $ / shares							$ 0.1980